Commitments and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Oct. 31, 2025
Commitments and Contingencies.
Operating lease agreement term			26 months
Operating leases. Security deposit	$ 21,000		$ 21,000
Total lease expense	$ 17,208	$ 29,000
Operating leases, remaining lease term	1 year 9 months	2 years
Operating leases, discount rate	4.50%	4.50%